Variable Interest Entities	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities
Variable Interest Entities
As of December 31, 2012, we were the primary beneficiary of, and therefore consolidated, 70 VIEs, which owned 56 apartment properties with 9,792 units. Real estate with a carrying value of $599.3 million collateralized $495.0 million of debt of those VIEs. Any significant amounts of assets and liabilities related to our consolidated VIEs are identified parenthetically on our accompanying consolidated balance sheets. The creditors of the consolidated VIEs do not have recourse to our general credit.
As of December 31, 2012, we also held variable interests in 40 VIEs for which we were not the primary beneficiary. Those VIEs consist primarily of partnerships that are engaged, directly or indirectly, in the ownership and management of 93 apartment properties with 2,943 units. We are involved with those VIEs as an equity holder or lender. Our maximum risk of loss related to our investment in these VIEs is limited to our $4.2 million recorded investment in such entities, which is included in other assets within our consolidated balance sheets.
In addition to our investments in unconsolidated VIEs discussed above, at December 31, 2012, we had in aggregate $97.4 million of receivables from these unconsolidated VIEs (primarily notes receivable collateralized by second mortgages on real estate properties as further discussed in Note 6) and we had a contractual obligation to advance funds to certain unconsolidated VIEs totaling $2.3 million. Our maximum risk of loss associated with our lending activities related to these unconsolidated VIEs is limited to these amounts. We may be subject to additional losses to the extent of any receivables relating to future provision of services to these entities or financial support that we voluntarily provide.
In addition to the consolidated and unconsolidated VIEs discussed above, at December 31, 2012, our consolidated financial statements included certain consolidated and unconsolidated VIEs that were sold in connection with the sale of our legacy asset management business.